Significant Agreements and Contracts - Immunotherapy Research Collaboration Agreement (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 07, 2016	Apr. 30, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Stock-based compensation			$ 6,206	$ 4,952	$ 4,741
Acquisition consideration payable			11,312	53,209
Acquired in-process research and development			11,304	26,102	45,000
TNK Therapeutics
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Gross proceed from shares issued	$ 10,000
Roger Williams Medical Center
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Upfront payment period for recognition		5 years
Acquired in-process research and development			$ 400	$ 700	$ 500
Roger Williams Medical Center | Common class A | TNK Therapeutics
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Stock-based compensation		$ 6,000
Gross proceed from shares issued		20,000
Acquisition consideration payable		$ 3,400